Segment reporting - Additional Information (Details) - EUR (€) € in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Operating Segments [Abstract]
adjustments for share based payments including employer tax	€ 6.5	€ 4.5	€ 16.2	€ 10.9
Acquisition related costs	€ 2.8	€ 0.7	€ 3.1	€ 8.9